STOCKHOLDERS EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
STOCKHOLDERS EQUITY
STOCKHOLDERS' EQUITY

NOTE 9 – STOCK HOLDERS' DEFICIT

Common Stock

During the six months ending June 30, 2023, the Company issued the following:

•	The Company did not issue any shares of common stock.

Equity Incentive Plan

The Company's 2006 Equity Incentive Plan, as amended and restated (the "Equity Incentive Plan"), provides for grants of stock options as well as grants of stock, including restricted stock. Approximately 3.0 million shares of common stock are authorized for issuance under the Equity Incentive Plan, of which 3.0 million shares were available for issuance as of June 30, 2023.

Preferred Stock

The Company has designated 1,000 shares of its preferred stock as Series A Preferred Stock. Each share of Series A Preferred shall have no dividend, voting or other rights except for the right to elect Class I Directors. As of June 30, 2023, the Company has 1,000 shares of Series A Preferred Stock outstanding.

Warrants Issued

The following is a summary of the Company's warrant activity during the six-month periods ended June 30, 2023 and 2022:

	Number of	Exercise
	Warrants	Price
Balance, January 1, 2023	21,400,000	$0.60
Issued	-	-
Exercised	-	-
Forfeited	-	-
Balance, June 30, 2023	21,400,000	$0.60

	Number of	Exercise
	Warrants	Price
Balance, January 1, 2022	21,400,000	$0.60
Issued	-	-
Exercised	-	-
Forfeited	-	-

Balance, June 30, 2022	21,400,000	$0.60

NOTE 9 – STOCKHOLDERS' EQUITY

Common Stock

 During the period ending December 31, 2022, the Company issued 66,405 shares of common stock as follows:

Third Party:

•	On March 9, 2022, the Company issued 20,000 restricted shares of common stock for a total of $10,000 in cash. The shares were sold at the price of $0.50 per share on the purchase date.
•	On May 3, 2022, the Company issued 8,000 restricted shares of common stock for a total of $4,000 in cash. The shares were sold at the price of $0.50 per share on the purchase date.

Related Party:

•	On October 21, 2022, the Company issued 10,000 restricted shares of common stock for a total of $5,000 in cash. The shares were sold at the price of $0.50 per share on the purchase date.
•

On October 21, 2022, the Company issued 10,124 shares of common stock for the conversion of debt and accrued to interest at a conversion rate of fifty cents ($0.50) per share per dollar ($1.00) owed on the note that was for the amount of $5,062. The note was converted within the terms of the agreement and no gain or loss was recorded.

•

On October 31, 2022, the Company issued 8,281 shares of common stock for the conversion of debt and accrued to interest at a conversion rate of fifty cents ($0.50) per share per dollar ($1.00) owed on the note that was for the amount of $4,140. . The note was converted within the terms of the agreement and no gain or loss was recorded.

•	On November 2, 2022, the Company issued 10,000 restricted shares of common stock for a total of $5,000 in cash. The shares were sold at the price of $0.50 per share on the purchase date.

During the period ended December 31, 2020, the Company granted non-qualified stock warrants purchasing up to 3,000,000 shares of common stock at an exercise price of $0.60 per share.  The option to purchase can be exercised at or after the date of the Company’s S1 registration filing of which date is yet to be determined.

Equity Incentive Plan

The Company’s 2006 Equity Incentive Plan, as amended and restated (the “Equity Incentive Plan”), provides for grants of stock options as well as grants of stock, including restricted stock. Approximately 3.0 million shares of common stock are authorized for issuance under the Equity Incentive Plan, of which 3.0 million shares were available for issuance as of December 31, 2022.

Preferred Stock

The Company has designated 1,000 shares of its preferred stock as Series A Preferred Stock. Each share of Series A Preferred shall have no dividend, voting or other rights except for the right to elect Class I Directors. As of December 31, 2022 and December 31, 2021, the Company has 1,000 shares of Series A Preferred Stock outstanding